Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) £ in Millions	Jun. 30, 2021 GBP (£) € / £	Jun. 30, 2020 GBP (£) € / £
Disclosure of associates [line items]
Non-current assets	£ 20,508	£ 21,837
Current assets	11,445	11,471
Total assets	31,953	33,308
Non-current liabilities	(16,380)	(18,372)
Current liabilities	(7,142)	(6,496)
Total liabilities	(23,522)	(24,868)
Net assets	8,431	8,440
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	5,320	5,310
Current assets	7,800	8,352
Total assets	13,120	13,662
Non-current liabilities	(1,665)	(1,480)
Current liabilities	(2,256)	(2,197)
Total liabilities	(3,921)	(3,677)
Net assets	£ 9,199	£ 9,985
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / £	1.17	1.09